General	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	General
The Company
AerCap Holdings N.V., together with its subsidiaries (“AerCap,” “we,” “us” or the “Company”), is the global leader in aviation leasing with 2,369 aircraft owned, managed or on order, over 900 engines (including engines owned by our Shannon Engine Support joint venture), over 300 owned helicopters, and total assets of $74.6 billion as of December 31, 2021. Our ordinary shares are listed on the New York Stock Exchange under the ticker symbol AER. Our headquarters is located in Dublin, and we have offices in Shannon, Miami, Singapore, Amsterdam, Shanghai, Abu Dhabi and other locations. We also have representative offices at the world’s largest aircraft manufacturers, The Boeing Company (“Boeing”) in Seattle and Airbus S.A.S (“Airbus”) in Toulouse.
The Consolidated Financial Statements presented herein include the accounts of AerCap Holdings N.V. and its subsidiaries. AerCap Holdings N.V. was incorporated in the Netherlands as a public limited liability company (“naamloze vennootschap” or “N.V.”) on July 10, 2006.
GECAS Transaction
AerCap completed the acquisition of GE Capital Aviation Services (“GECAS”) from General Electric (“GE”) (the “GECAS Transaction”) on November 1, 2021. Under the terms of the transaction agreement, GE received 111.5 million newly issued AerCap shares, approximately $23 billion of cash and $1 billion of AerCap senior notes. Immediately following the completion of the GECAS Transaction, GE held approximately 46% of AerCap’s issued and outstanding ordinary shares. In connection with the GECAS Transaction, GE appointed one member to join the Board of Directors of AerCap, bringing the number of directors serving on AerCap’s Board of Directors to ten. Additionally, pursuant to the shareholder agreement between AerCap and GE, for as long as GE and its wholly owned subsidiaries, collectively, beneficially own at least 10% of our outstanding shares, GE will be entitled to designate a second director for appointment to AerCap’s Board of Directors. The GE shares are subject to a lock-up period which will expire in stages from nine to 15 months after November 1, 2021 (the “Closing Date”). GE has entered into agreements with AerCap regarding voting restrictions, standstill provisions and certain registration rights. Refer to Note 4—GECAS Transaction for further details.